CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES

NOTE 3: CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES.

	December 31,
	2025	2024
Cash and cash equivalents:
Cash	$132,131	$98,392
Bank deposits	331,370	21,936
Money market funds	1,039,648	1,291,274
Total cash and cash equivalents	$1,503,149	$1,411,602
Marketable securities:
U.S. Treasury bills	162,308	50,004
Total marketable securities	162,308	50,004
Total cash and cash equivalents and marketable securities	$1,665,457	$1,461,606

The following is a summary of available-for-sale marketable securities as of December 31, 2025 and 2024, excluding securities classified within cash and cash equivalents on the consolidated balance sheets:

	December 31, 2025
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Contractual maturity year:
Within one year	$92,048	$141	$(3)	$92,186
After one year through five years	69,862	262	(2)	70,122
Total	$161,910	$403	$(5)	$162,308

	December 31, 2024
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Contractual maturity year:
Within one year	$49,797	$207	$—	$50,004
After one year through five years	—	—	—	—
Total	$49,797	$207	$—	$50,004

As of December 31, 2025 and 2024, interest receivable on marketable securities amounted to $690 and $86 and is included within marketable securities in the consolidated balance sheets.